Related Party Disclosures (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Related Party Text Block Abstract
Schedule of outstanding balances for related party transactions
		Due from related parties /shareholders	Due to a shareholder
		RMB’000	RMB’000
Naxos One Holding Limited（Former Name: Shigoo Limited）#	June 30, 2022 (Unaudited)	2,319	—
	December 31, 2021	306	—
Shareholders of the Company	June 30, 2022 (Unaudited)	100	325
	December 31, 2021	100	325

#	A director of the Company is the controlling shareholder of Naxos One Holding Limited. The amount due from Naxos One Holding Limited was unsecured, interest-free and repayable on demand, while the amount due to Naxos One Holding Limited was unsecured, interest-free and repayable within one year.